Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total ($)(1)		Compensation Actually Paid ($)(2)		Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid for Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based on:		(GAAP) Net Income (Loss) ($000s)(7)	Company Selected Performance Measure
	PEO 1 (Dolan)	PEO 2 (Lustgarten)	PEO 1 (Dolan)	PEO 2 (Lustgarten)			Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)		Adjusted Operating Income ($000s)(8)
2026	13,035,213	—	23,420,324	—	2,400,698	4,114,396	243.77	56.84	7,759	58,726
2025	13,150,269	—	14,878,306	—	2,967,590	3,266,944	126.76	66.77	(22,438)	38,156
2024	10,154,712	—	10,148,755	—	4,286,685	4,287,383	114.13	58.88	58,771	172,242
2023	11,020,262	12,028,392	14,505,755	12,601,859	4,050,367	4,559,706	114.08	58.40	45,628	115,045
2022	—	8,280,968	—	7,609,256	5,052,269	4,716,445	87.50	58.44	48,880	142,211

Company Selected Measure Name	adjusted operating income
Named Executive Officers, Footnote	The dollar amounts reported for the PEOs, Messrs. Dolan and Lustgarten, under “Summary Compensation Table Total” are the amounts of total compensation reported for Messrs. Dolan and Lustgarten for each corresponding year in the “Total” column of the Summary Compensation Table.
(3)    The dollar amounts reported under “Average Summary Compensation Total for Non-PEO NEOs” represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Dolan for fiscal years 2023 through 2026 and Mr. Lustgarten for fiscal years 2022 and 2023) in the “Total” column of the Summary Compensation Table in each applicable year. The names of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for fiscal year 2026, Jamaal T. Lesane, David Granville-Smith, Paul DiCicco, Bryan Warner, and Victoria M. Mink; (ii) for fiscal year 2025, Jamaal T. Lesane, David Granville-Smith, Victoria M. Mink, and Bryan Warner; (iii) for fiscal year 2024, David Granville-Smith, Victoria M. Mink, Jamaal T. Lesane, Alexander Shvartsman, and David G. Hopkinson; (iv) for fiscal year 2023, David G. Hopkinson, David Granville-Smith, Victoria M. Mink, and Jamaal T. Lesane; and (v) for fiscal year 2022, James L. Dolan, Victoria M. Mink, Jamaal T. Lesane, Alexander Shvartsman, and Lawrence J. Burian.

Peer Group Issuers, Footnote
(6)    As permitted by SEC rules, the peer group referenced for purposes of “Peer Group Total Shareholder Return” is that of the Dow Jones U.S. Media Sector Index, which is the industry index reported in our 2026 Form 10-K in accordance with Regulation S-K Item 201(e). In prior years, we used the Bloomberg Americas Entertainment Index; however, that index was discontinued in 2025 by Bloomberg. Accordingly, we have used the Dow Jones U.S. Media Sector Index as a replacement for the discontinued index and because the Bloomberg Americas Entertainment Index was discontinued, we are unable to compare our cumulative total return with that index.

Adjustment To PEO Compensation, Footnote
(2)    The dollar amounts reported for Messrs. Dolan and Lustgarten under “Compensation Actually Paid” represent the amount of CAP to Messrs. Dolan and Lustgarten, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Dolan’s total compensation for the 2026 fiscal year to determine the CAP:

James L. Dolan
2026 ($)
Total Compensation as reported in Summary Compensation Table	13,035,213
Subtract change in pension value as reported in Summary Compensation Table	(13,583)
Add pension value attributable to covered fiscal year’s service and any change in such value attributable to plan amendments made in covered fiscal year	—
Subtract value of equity awards as reported in Summary Compensation Table	(7,679,576)
Add year-end fair value of equity awards granted in covered fiscal year that were unvested at end of covered fiscal year	15,692,656
Add change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year(a)	76,898
Add vesting date fair value of equity awards granted in covered fiscal year that vested during covered fiscal year	—
Add change in fair value from end of prior fiscal year to end of covered fiscal year for awards granted in prior fiscal years that were unvested at end of covered fiscal year	2,308,716
Subtract fair value of awards forfeited in covered fiscal year determined at end of prior fiscal year	—
Add dividends or other earnings paid on stock or option awards in covered fiscal year that are not otherwise included in total compensation for covered fiscal year	—
Compensation Actually Paid to PEO*	23,420,324
___________________
* Note: Numbers in rows above may not sum to CAP due to rounding
(a)Fair value calculations reflect a $7.00 per share dividend for awards granted prior to the dividend record date of October 17, 2022. Calculated value reflects cash dividends that are retained by the Company until the underlying shares vest, with such dividends paid (without interest) on the applicable delivery date to the extent that the shares vest.

Non-PEO NEO Average Total Compensation Amount	$ 2,400,698	$ 2,967,590	$ 4,286,685	$ 4,050,367	$ 5,052,269
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,114,396	3,266,944	4,287,383	4,559,706	4,716,445
Adjustment to Non-PEO NEO Compensation Footnote
(4)    The dollar amounts reported under “Average Compensation Actually Paid for Non-PEO NEOs” represent the average amount of CAP to the NEOs as a group (excluding Mr. Dolan for 2026), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the non-PEO NEOs’ total compensation for the 2026 fiscal year to determine the CAP:

NEO Averages
2026 ($)
Total Compensation as reported in Summary Compensation Table	2,400,698
Subtract change in pension value as reported in Summary Compensation Table	—
Add pension value attributable to covered fiscal year’s service and any change in such value attributable to plan amendments made in covered fiscal year	—
Subtract value of equity awards as reported in Summary Compensation Table	(1,023,996)
Add year-end fair value of equity awards granted in covered fiscal year that were unvested at end of covered fiscal year	2,092,461
Add change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year(a)	9,134
Add vesting date fair value of equity awards granted in covered fiscal year that vested during covered fiscal year	—
Add change in fair value from end of prior fiscal year to end of covered fiscal year for awards granted in prior fiscal years that were unvested at end of covered fiscal year	636,099
Subtract fair value of awards forfeited in covered fiscal year determined at end of prior fiscal year	—
Add dividends or other earnings paid on stock or option awards in covered fiscal year that are not otherwise included in total compensation for covered fiscal year	—
Compensation Actually Paid to Non-PEO NEOs*	4,114,396
___________________
* Note: Numbers in rows above may not sum to CAP due to rounding
(a)Fair value calculations reflect a $7.00 per share dividend for awards granted prior to the dividend record date of October 17, 2022. Calculated value reflects cash dividends that are retained by the Company until the underlying shares vest, with such dividends paid (without interest) on the applicable delivery date to the extent that the shares vest.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
___________________
*    The Compensation Committee determined compensation amounts in each year based on a variety of factors, including AOI as it was defined in the applicable year. The Company amended its definition of AOI during the fourth quarter of the fiscal year ended June 30, 2023 so that the impact of non-cash straight-line leasing revenue associated with the Arena License Agreements is no longer excluded. AOI presented in the Pay versus Performance Table for prior year periods has not been adjusted to reflect this amendment, and is therefore not comparable across periods. If the Company were to adjust AOI for the prior year period to reflect this amendment, such amount would be $114,906 in 2022.

Total Shareholder Return Vs Peer Group
Tabular List, Table	The most important performance measures used by the Company to link CAP to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance are:
•AOI;
•Revenues; and
•Company strategic objectives.

Total Shareholder Return Amount	$ 243.77	126.76	114.13	114.08	87.50
Peer Group Total Shareholder Return Amount	56.84	66.77	58.88	58.40	58.44
Net Income (Loss)	$ 7,759,000	$ (22,438,000)	$ 58,771,000	$ 45,628,000	$ 48,880,000
Company Selected Measure Amount	58,726,000	38,156,000	172,242,000	115,045,000	142,211,000
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”) and Item 402(v) of Regulation S-K, the table below sets forth information about the relationship between compensation actually paid (“CAP”) to our principal executive officer (“PEO”) and non-PEO NEOs and certain financial performance measures of the Company and how the Company aligns executive compensation with the Company’s performance. CAP represents an amount calculated in accordance with the SEC’s prescribed formula pursuant to Dodd-Frank and does not represent compensation actually paid to or earned by our NEOs in any year. Neither the Compensation Committee nor the Company directly used this information when making compensation-related decisions for any fiscal year. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with Company performance, refer to the “Compensation Discussion and Analysis” section of this proxy statement.
(5)    Cumulative Total Shareholder Return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
(7)    Reflects Net Income (Loss) as reported in our Annual Report on Form 10-K for the relevant fiscal year. Net Income (Loss) Attributable to MSGK Stockholders was $7,759 in 2026, $(22,438) in 2025, $58,771 in 2024, $47,793 in 2023 and $51,131 in 2022.
Financial Performance Measures
As described in greater detail in the “Compensation Discussion & Analysis” section of this proxy statement, our approach to executive compensation is designed to directly link pay to performance, recognize both corporate and individual performance, promote long-term stock ownership, attract, retain and motivate talented executives, and balance risk and reward while taking into consideration stakeholder feedback as well as market trends and practices.
Analysis of the Information Presented in the Pay versus Performance Table

While we utilize several performance measures to align executive compensation with performance, all of those measures are not presented in the Pay versus Performance Table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with CAP for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following graphic descriptions of the relationships between information presented in the Pay versus Performance Table.

Measure:: 1
Pay vs Performance Disclosure
Name	AOI
Non-GAAP Measure Description	Reflects adjusted operating income as defined in our Annual Report on Form 10-K for the relevant fiscal year. AOI is a non-GAAP financial measure. For a reconciliation of this non-GAAP measure to the most comparable GAAP measure, please see Annex A. The AOI figures used to set performance targets and determine payouts within our MPIP and LTIP (as described in the “Compensation Discussion & Analysis” section of this proxy statement) may contemplate certain potential future adjustments or exclusions.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenues
Measure:: 3
Pay vs Performance Disclosure
Name	Company strategic objectives
Dolan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 13,035,213	$ 13,150,269	$ 10,154,712	$ 11,020,262	$ 0
PEO Actually Paid Compensation Amount	$ 23,420,324	14,878,306	10,148,755	14,505,755	0
PEO Name	Dolan
Lustgarten [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	0	0	12,028,392	8,280,968
PEO Actually Paid Compensation Amount	$ 0	$ 0	$ 0	$ 12,601,859	$ 7,609,256
PEO Name	Lustgarten
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,583)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,679,576)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,692,656
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	76,898
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,308,716
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,023,996)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,092,461
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,134
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	636,099
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0